Subsequent Events	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 9 - Subsequent Events

Management has reviewed material events subsequent to the period ended November 30, 2018 and through the date of filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”.

There are no material events subsequent to the period ended November 30, 2018 and through the date of this filing.

Management has reviewed material events subsequent of the period ended August 31, 2018 and through the date of filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”.

On November 26, 2018, the Company completed a self-directed offering (the “November 2018 Private Placement”) to accredited investors of 16,666,667 units of the Company’s equity securities (each a “Unit” and collectively, the “Units”) at a price of $1.50 per Unit with each Unit comprised of (a) one share of common stock; and (b) one warrant to purchase one share of common stock at a price, subject to certain adjustments, of $1.70 per share for a period of seven (7) years (the “Series T Warrant”). The unit price was based on a 15% discount to the average of the 20-day closing price (last day being Monday, November 12, 2018) of the Company’s common stock as reported on the OTCQB. Pursuant to the November 2018 Private Placement, the Company issued 13,200,000 Units in exchange for cash of $19,800,000 and 3,466,667 Units for the conversion of a) $4,401,434 of the principal and unpaid interest owed under the 2013 Note; and b) $798,566 of the principal and unpaid interest owed under the March 2015 Loan. The interest payable remaining under the 2013 Note and March 2015 Loan totals $52,182. The Company agreed to repay the remaining interest from proceeds received from the November 2018 Private Placement. Of the 13,200,000 Units issued in exchange for cash, Kalen Capital Corporation purchased 13,100,000 Units.